Leases - Summary of changes in lease liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Leases [Line Items]
Interest	$ 5.4	$ 7.2
Repayment	(35.4)	(35.3)
Lease liabilities
Leases [Line Items]
Beginning balance	146.9	239.8
Issuance	60.4	23.4
Interest	5.4	7.2
Repayment	(40.8)	(42.5)
Effect of foreign currency exchange rate changes	3.1	(2.1)
Termination Remeasurement And Other Lease Liabilities	21.9	(78.9)
Ending balance	$ 196.9	$ 146.9